Other Reserves - Summary of Other Reserves Attributable to Royal Dutch Shell Plc Shareholders (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	$ 16,932
Impact of IFRS 9 implementation		$ (50)
Comprehensive income/(loss) attributable to Royal Dutch Shell plc shareholders	24,475	18,828	$ (1,374)
Scrip dividends		4,751	5,282
Ending balance	16,615	16,932
Merger Reserve [Member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	37,298	37,311	3,398
At January 1, 2018 (as revised)		37,298
Scrip dividends		(13)	(17)
Shares issued			33,930
Ending balance	37,298	37,298	37,311
Share Premium Reserve [Member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	154	154	154
At January 1, 2018 (as revised)		154
Ending balance	154	154	154
Capital Redemption Reserve [Member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	84	84	84
At January 1, 2018 (as revised)		84
Repurchase of shares	11
Ending balance	95	84	84
Share Plan Reserve [Member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	1,440	1,644	1,658
At January 1, 2018 (as revised)		1,440
Share-based compensation	(342)	(204)	(14)
Ending balance	1,098	1,440	1,644
Accumulated Other Comprehensive Income [Member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(22,044)	(27,895)	(22,480)
Impact of IFRS 9 implementation		(138)
At January 1, 2018 (as revised)		(22,182)
Comprehensive income/(loss) attributable to Royal Dutch Shell plc shareholders	1,123	5,851	(5,949)
Transfer from other comprehensive income	(971)
Share-based compensation			534
Ending balance	(22,030)	(22,044)	(27,895)
Other Reserves [Member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	16,932	11,298	(17,186)
Impact of IFRS 9 implementation		(138)
At January 1, 2018 (as revised)		16,794
Comprehensive income/(loss) attributable to Royal Dutch Shell plc shareholders	1,123	5,851	(5,949)
Transfer from other comprehensive income	(971)
Scrip dividends		(13)	(17)
Repurchase of shares	11
Shares issued			33,930
Share-based compensation	(342)	(204)	520
Ending balance	$ 16,615	$ 16,932	$ 11,298